Expense Example - Investor A, C, Institutional and Class R - BlackRock International Fund	Sep. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	848
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	1,828
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	2,338
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,063
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	$ 1,658